Income Taxes - Tax credit carryforwards (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Federal
Tax credit carryforwards
Tax credit carryforwards	$ 3,187,456	$ 3,467,739
Expiration period of tax credit carryforwards	20 years	20 years
State
Tax credit carryforwards
Tax credit carryforwards	$ 790,898	$ 860,444
Expiration period of tax credit carryforwards	20 years	20 years
Foreign
Tax credit carryforwards
Tax credit carryforwards	$ 7,136	$ 26,326
Expiration period of tax credit carryforwards	20 years	20 years